9. Stockholders Deficit - Common Stock Issued (Details) - Quarterly (USD $)	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Quantity	3,367,000
Valuation	$ 493,150	$ 15,625
Range of Value per Share